Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Wages and salaries	$ 7,838	$ 7,740	$ 7,274
Social security costs	1,494	1,443	1,283
Service expense related to defined contribution pension plan	488	410	373
Service expense related to defined benefit pension plan	194	147	157
Share-based payments	226	226	161
Bonus and benefits granted to employees	3,052	4,017	3,691
Other staff costs	1,584	1,445	1,415
Total employee benefits expense	$ 14,876	$ 15,428	$ 14,354